Segmented Information	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Segmented Information
26.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2021
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$103,039	$23,613	$21,411	$58,015	$79,426	$2,468,716
Sudbury 1	12,618	2,778	7,115	2,725	10,262	310,120
Constancia	4,174	947	731	2,496	3,227	104,310
San Dimas	20,167	6,925	3,615	9,627	13,242	175,275
Stillwater	4,629	838	1,022	2,769	3,791	222,069
Other 2	17,666	5,442	1,217	11,007	12,238	65,296

Total gold interests	$162,293	$40,543	$35,111	$86,639	$122,186	$3,345,786

Silver
Peñasquito	$49,133	$7,909	$6,542	$34,682	$41,223	$336,314
Antamina	39,903	8,074	11,284	20,545	31,013	601,117
Constancia	7,865	1,777	2,230	3,858	6,088	212,197
Other 3	52,554	16,456	10,205	25,893	34,132	608,588

Total silver interests	$149,455	$34,216	$30,261	$84,978	$112,456	$1,758,216

Palladium
Stillwater	$10,822	$1,946	$1,712	$7,164	$8,876	$237,407

Cobalt
Voisey’s Bay	$7,823	$1,740	$3,224	$2,859	$2,052	$222,106

Total mineral stream interests	$330,393	$78,445	$70,308	$181,640	$245,570	$5,563,515

Other
General and administrative				$(18,465)	$(26,566)
Finance costs				(1,357)	(978)
Other				3,420	(1,590)
Income tax				886	(21)

Total other				$(15,516)	$(29,155)	$417,95 1

Consolidated				$166,124	$216,415	$5,981,46 6

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests and the non-operating Rosemont and Santo Domingo gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests and the non-operating Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Three Months Ended June 30, 2020
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$117,706	$27,946	$25,638	$64,122	$90,059	$2,551,563
Sudbury 1	12,605	2,966	6,164	3,475	9,639	333,885
Constancia	5,196	1,221	1,021	2,954	3,975	108,260
San Dimas	10,364	3,673	1,900	4,791	6,691	188,888
Stillwater	5,269	929	1,377	2,963	4,339	227,042
Other 2	8,132	2,011	1,458	4,663	6,121	10,965

Total gold interests	$159,272	$38,746	$37,558	$82,968	$120,824	$3,420,603

Silver
Peñasquito	$31,714	$8,165	$6,214	$17,335	$23,549	$360,998
Antamina	13,039	2,581	6,888	3,570	10,458	651,049
Constancia	4,203	1,514	1,937	752	2,689	223,583
Other 3	30,186	12,451	3,935	13,800	14,895	481,133

Total silver interests	$79,142	$24,711	$18,974	$35,457	$51,591	$1,716,763

Palladium
Stillwater	$9,540	$1,754	$2,129	$5,657	$7,786	$245,727

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$-	$227,510

Total mineral stream interests	$247,954	$65,211	$58,661	$124,082	$180,201	$5,610,603

Other
General and administrative				$(21,799)	$(20,452)
Finance costs				(4,636)	(4,642)
Other				3,366	(3,295)
Income tax				4,799	(19)

Total other				$(18,270)	$(28,408)	$523,441

Consolidated				$105,812	$151,793	$6,134,044

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests and the non-operating Rosemont gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto and 777 silver interests and the non-operating Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Six Months Ended June 30, 2021
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$195,395	$44,805	$40,628	$109,962	$150,590	$2,468,716
Sudbury 1	19,306	4,254	10,896	4,156	15,480	310,120
Constancia	7,184	1,631	1,259	4,294	5,553	104,310
San Dimas	38,617	13,213	6,927	18,477	25,404	175,275
Stillwater	10,150	1,850	2,241	6,059	8,300	222,069
Other 2	26,667	8,565	1,217	16,885	18,093	65,296

Total gold interests	$297,319	$74,318	$63,168	$159,833	$223,420	$3,345,786

Silver
Peñasquito	$106,116	$17,237	$14,258	$74,621	$88,879	$336,314
Antamina	90,485	18,065	25,817	46,603	71,604	601,117
Constancia	16,936	3,860	4,847	8,229	13,076	212,197
Other 3	109,800	37,213	24,105	48,482	73,230	608,588

Total silver interests	$323,337	$76,375	$69,027	$177,935	$246,789	$1,758,216

Palladium
Stillwater	$23,097	$4,137	$3,982	$14,978	$18,960	$237,407

Cobalt
Voisey’s Bay	$10,759	$2,398	$4,305	$4,056	$1,086	$222,106

Total mineral stream interests	$654,512	$157,228	$140,482	$356,802	$490,255	$5,563,515

Other
General and administrative				$(30,435)	$(39,931)
Finance costs				(2,930)	(2,207)
Other				3,301	504
Income tax				1,388	(52)

Total other				$(28,676)	$(41,686)	$417,95 1

Consolidated				$328,126	$448,569	$5,981,46 6

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests and the non-operating Rosemont and Santo Domingo gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests and the non-operating Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Six Months Ended June 30, 2020
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$236,800	$58,525	$53,694	$124,581	$179,196	$2,551,563
Sudbury 1	20,246	4,894	10,158	5,194	15,255	333,885
Constancia	10,490	2,568	2,146	5,776	7,923	108,260
San Dimas	28,413	10,556	5,479	12,378	17,857	188,888
Stillwater	10,847	1,926	2,952	5,969	8,921	227,042
Other 2	11,998	3,036	2,203	6,759	8,962	10,965

Total gold interests	$318,794	$81,505	$76,632	$160,657	$238,114	$3,420,603

Silver
Peñasquito	$71,938	$18,005	$13,704	$40,229	$53,932	$360,998
Antamina	34,700	6,845	17,761	10,094	27,855	651,049
Constancia	10,291	3,598	4,604	2,089	6,693	223,583
Other 3	46,131	18,426	6,560	21,145	29,021	481,133

Total silver interests	$163,060	$46,874	$42,629	$73,557	$117,501	$1,716,763

Palladium
Stillwater	$20,890	$3,740	$4,242	$12,908	$17,150	$245,727

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$-	$227,510

Total mineral stream interests	$502,744	$132,119	$123,503	$247,122	$372,765	$5,610,603

Other
General and administrative				$(34,981)	$(31,291)
Finance costs				(11,753)	(12,752)
Other				3,963	589
Income tax				(3,643)	70

Total other				$(46,414)	$(43,384)	$523,441

Consolidated				$200,708	$329,381	$6,134,044

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests and the non-operating Rosemont gold interest.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, and 777 silver interests, the non-operating Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales				Carrying Amount at June 30, 2021
(in thousands)	Three Month Ended Jun 30, 2021		Six Months Ended Jun 30, 2021		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America
Canada	$39,657	12%	$60,533	9%	$317,647	$28,303	$-	$222,106	$568,056	10%
United States	15,451	5%	33,247	5%	222,069	566	237,407	-	460,042	8%
Mexico	74,877	23%	155,544	24%	175,274	483,012	-	-	658,286	12%
Europe
Greece	4,402	1%	7,343	1%	-	-	-	-	-	0%
Portugal	11,492	3%	24,294	4%	-	19,630	-	-	19,630	0%
Sweden	9,538	3%	16,982	3%	-	32,089	-	-	32,089	1%
South America
Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	253,514	5%
Argentina	-	0%	-	0%	-	10,889	-	-	10,889	0%
Chile	-	0%	-	0%	31,269	-	-	-	31,269	1%
Brazil	103,039	30%	195,395	30%	2,468,717	-	-	-	2,468,717	44%
Peru	67,959	22%	157,196	23%	104,310	923,549	-	-	1,027,859	18%
Colombia	3,978	1%	3,978	1%	26,500	6,664	-	-	33,164	1%

Consolidated	$330,393	100%	$654,512	100%	$3,345,786	$1,758,216	$237,407	$222,106	$5,563,515	100%

1) Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.
	Sales				Carrying Amount at June 30, 2020
(in thousands)	Three Month Ended Jun 30, 2020		Six Months Ended Jun 30, 2020		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America
Canada	$22,240	9%	$34,478	7%	$344,852	$31,551	$-	$227,510	$603,913	11%
United States	14,810	6%	31,737	6%	227,042	566	245,727	-	473,335	8%
Mexico	42,495	16%	101,414	20%	188,887	362,298	-	-	551,185	10%
Europe
Greece	1,471	1%	3,694	1%	-	-	-	-	-	0%
Portugal	8,491	3%	13,588	3%	-	20,743	-	-	20,743	0%
Sweden	6,653	3%	13,745	3%	-	34,005	-	-	34,005	1%
South America
Argentina/Chile 1	-	0%	-	0%	-	264,403	-	-	264,403	5%
Brazil	117,706	48%	236,801	47%	2,551,563	-	-	-	2,551,563	45%
Peru	34,088	14%	67,287	13%	108,259	1,003,197	-	-	1,111,456	20%

Consolidated	$247,954	100%	$502,744	100%	$3,420,603	$1,716,763	$245,727	$227,510	$5,610,603	100%

1) Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.